Segments (Details) - Two Customers [Member]	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Top of range [member]
Segments (Details) [Line Items]
Revenue percentage	34.00%	34.00%
Bottom of range [member]
Segments (Details) [Line Items]
Revenue percentage	31.00%	8.00%